CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Mar. 31, 2025
Convertible Notes Payable [Abstract]
Schedule of convertible promissory notes [Table Text Block]
$
Balance, January 31, 2022	1,281,442
Payment	(41,600)
Interest expense	1,600
Effect of foreign exchange	(85,183)
Balance, March 31, 2025 and 2024, January 31, 2024 and 2023	1,156,259